Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Basic And Diluted Earnings Per Share
Basic earnings per share for the years ended December 31, 2018, 2019 and 2020 were as follows:

(in Won, except share information)	2018		2019	2020
Profit attribute to controlling interest	￦	1,711,901,875,666	1,864,405,092,477	1,581,207,551,926
Interests of hybrid bonds		(17,720,986,299)	(6,669,999,999)	(6,688,273,972)
Weighted-average number of common shares outstanding(*1)		80,000,606	80,113,759	79,120,963

Basic earnings per share	￦	21,177	23,189	19,900

(*1)	The weighted-average number of common shares used to calculate basic earnings per share are as follows:

(shares)	2018	2019	2020
Total number of common shares issued	87,186,835	87,186,835	87,186,835
Weighted-average number of treasury shares	(7,186,229)	(7,073,076)	(8,065,872)

Weighted-average number of common shares outstanding	80,000,606	80,113,759	79,120,963